Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Description of Plan [Line Items]
Plan Termination

6.	Plan Termination:

Although it has not expressed any intent to do so, the AstraZeneca North America HR Sub-Committee has the right under the Plan to amend or terminate the Plan at any time, subject to the provisions of ERISA and other applicable laws. In the event of Plan termination, participants would be 100 percent vested in their employer contributions.